Contingencies and Commitments (Details) - USD ($)	Jun. 30, 2018	Dec. 31, 2017
Years ending December 31,
2018(6 months)	$ 602,230
2018		$ 733,439
2019	715,164	185,444
2020	360,394	189,933
Thereafter	93,376	94,967
Total	$ 1,771,164	$ 1,203,783